Other income and expenses	12 Months Ended
Dec. 31, 2018
Other income and expenses
Other income and expenses

11. Other income and expenses

EURm	2018	2017	2016
Continuing operations
Other income
Gains from unlisted venture funds(1)	162	51	13
Pension curtailment and plan amendment income	23	38	5
Profit on sale of property, plant and equipment	21	19	–
Subsidies and government grants	8	2	11
Foreign exchange gain on hedging forecasted sales and purchases, net	–	93	–
Interest income from customer receivables and overdue payments(2)	–	25	29
Expiration of stock option liability	–	18	–
VAT and other indirect tax refunds and social security credits	–	–	19
Other	76	117	40
Total	290	363	117
Other expenses
Restructuring, cost reduction and associated charges	(266)	(568)	(759)
Losses and expenses related to unlisted venture funds(1)	(118)	(6)	(4)
Pension curtailment and plan amendment expenses	(79)	(41)	(7)
Impairment charges	(55)	(210)	(17)
Loss on sale of property, plant and equipment	(52)	(23)	(3)
Impairment losses on trade receivables	(45)	(24)	(116)
Foreign exchange loss on hedging forecasted sales and purchases, net	(27)	–	(54)
VAT and other indirect tax refunds and other provisions	(13)	–	1
Expenses related to sale of receivables transactions(3)	–	(37)	(42)
Other	(57)	(46)	24
Total	(712)	(955)	(977)

(1)   All venture fund related gains and losses are presented in other income and expenses as a result of the adoption of IFRS 9 in the beginning of 2018. In 2017 and 2016 gains and losses for certain venture funds were presented in financial income and expenses.

(2)   As a result of the adoption of IFRS 15 in the beginning of 2018, interest income associated with customer receivables and overdue payments are presented in financial income and expenses in 2018. Refer to Note 12, Financial income and expenses.

(3)   As a result of the adoption of IFRS 15 in the beginning of 2018, expenses related to sale of receivables transactions are presented in financial income and expenses in 2018. Refer to Note 12, Financial income and expenses.